Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VIRTUS OPPORTUNITIES TRUST
Prospectus Date	rr_ProspectusDate	Jan. 31, 2012
Virtus Allocator Premium AlphaSector Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.82%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.26%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.43%
Less: Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	2.43%
1 Year	rr_ExpenseExampleYear01	807
3 Year	rr_ExpenseExampleYear03	1,289
5 Year	rr_ExpenseExampleYear05	1,796
10 Year	rr_ExpenseExampleYear10	3,182
1 Year	rr_ExpenseExampleNoRedemptionYear01	807
3 Year	rr_ExpenseExampleNoRedemptionYear03	1,289
5 Year	rr_ExpenseExampleNoRedemptionYear05	1,796
10 Year	rr_ExpenseExampleNoRedemptionYear10	3,182
Virtus Allocator Premium AlphaSector Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[2]
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.82%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.26%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.18%
Less: Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	3.16%
1 Year	rr_ExpenseExampleYear01	419
3 Year	rr_ExpenseExampleYear03	974
5 Year	rr_ExpenseExampleYear05	1,654
10 Year	rr_ExpenseExampleYear10	3,467
1 Year	rr_ExpenseExampleNoRedemptionYear01	319
3 Year	rr_ExpenseExampleNoRedemptionYear03	974
5 Year	rr_ExpenseExampleNoRedemptionYear05	1,654
10 Year	rr_ExpenseExampleNoRedemptionYear10	3,467
Virtus Allocator Premium AlphaSector Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.82%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.26%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.18%
Less: Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	2.18%
1 Year	rr_ExpenseExampleYear01	221
3 Year	rr_ExpenseExampleYear03	682
5 Year	rr_ExpenseExampleYear05	1,169
10 Year	rr_ExpenseExampleYear10	2,513
1 Year	rr_ExpenseExampleNoRedemptionYear01	221
3 Year	rr_ExpenseExampleNoRedemptionYear03	682
5 Year	rr_ExpenseExampleNoRedemptionYear05	1,169
10 Year	rr_ExpenseExampleNoRedemptionYear10	2,513
Virtus Allocator Premium AlphaSector Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Virtus Allocator Premium AlphaSectorSM Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund has an investment objective of capital appreciation. In pursuing this objective, the fund maintains an emphasis on preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and under "Sales Charges" on page 138 of the fund's prospectus and "Alternative Purchase Arrangements" on page 53 of the fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells shares of the exchange-traded funds (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the period from inception (March 15, 2011) through its fiscal year end (September 30, 2011), the fund's portfolio turnover rate was 153% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	153.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of expense to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same and that the expense reimbursement arrangement remains in place only for the period indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund allocates net assets to multiple asset classes including: U.S. Equity, International Equity, Fixed Income, and Alternative. Allocations within each asset class are based on proprietary quantitative models.

The U.S. Equity allocation may be invested in ETFs and/or securities representing the primary sectors of the S&P 500® Index. The primary sectors of the S&P 500® Index represented are: consumer discretionary, consumer staples, energy, financials, healthcare, industrials, materials, technology, and utilities. The International Equity allocation may be invested in ETFs and/or securities representing both developed markets (EAFE) and emerging markets. The Fixed Income allocation may be invested in ETFs and/or securities representing fixed income sectors including: high yield, municipals, investment grade corporate, mortgages and intermediate treasuries. The Alternative allocation may be invested in ETFs and/or securities representing gold, real estate and broad-based equity securities. The fund may also invest in stocks (without restriction as to market capitalization), bonds (without restriction as to credit quality) and short-term securities. The fund may invest in a basket of securities to represent a sector if it is determined that investment in the ETF for that sector is not feasible or otherwise not in the best interest of the fund. In times of market weakness, the fund has the ability to move partially or fully to short-term cash equivalents.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund may not achieve its objective, and it is not intended to be a complete investment program. The value of the fund's investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease. In addition, you will also be subject to the risks associated with the principal investment strategies of the exchange-traded funds in which the fund invests. The principal risks of investing in the fund are:

>     Commodity Risk. The risk that investments in commodities, such as gold, or commodity-linked instruments will subject the fund's portfolio to volatility that may also deviate from price movements in equity and fixed income securities.

>     Credit Risk. The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of the security to decline.

>     Emerging Market Investing Risk. The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

>     Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the fund invests, will impact the value of the stocks held by the fund and thus, the value of the fund's shares over short or extended periods. Investments in smaller companies may be more volatile than investments in larger companies.

>     Exchange-Traded Funds (ETFs) Risk. The risk that the value of an ETF will be more volatile than the underlying portfolio of securities the ETF is designed to track, or that the costs to the fund of owning shares of the ETF will exceed those the fund would incur by investing in such securities directly.

> Foreign Investing Risk. The risk that the prices of foreign securities may be more volatile than those of their domestic counterparts.

>     High Yield-High Risk Fixed Income Securities Risk. The risk that the issuers of high yield-high risk securities in the fund's portfolio will default, that the prices of such securities will be volatile, and that the securities will not be liquid.

> Interest Rate Risk. The risk that when interest rates rise, the values of the fund's debt securities, especially those with longer maturities, will fall.

>     Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

>     Real Estate Investment Risk. The risk that the value of the fund's shares will be negatively affected by factors specific to the real estate market, including interest rate risk, leverage risk, property risk and management risk.

>     Sector Concentration Risk. The risk that events negatively affecting a particular industry or market sector in which the fund focuses its investments will cause the value of the fund's shares to decrease, perhaps significantly. To the extent that the fund invests a significant portion of its portfolio in ETFs representing one or more of the primary sectors of the S&P 500® Index (such as consumer discretionary, energy, healthcare) or in an ETF representing U.S. Treasuries, the fund is more vulnerable to conditions that negatively affect such sectors as compared to a fund that is not significantly invested in such sectors.

>     U.S. Government Securities Risk. The risk that U.S. Government securities in the fund's portfolio will be subject to price fluctuations, or that an agency or instrumentality will default on an obligation not backed by the full faith and credit of the United States.

Risk Lose Money [Text]	rr_RiskLoseMoney	If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The fund has not had a full calendar year of operations; therefore, performance information is not shown.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The fund has not had a full calendar year of operations; therefore, performance information is not shown

[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expense to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.
[2]	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.
[3]	The fund's distributor has contractually agreed to waive its 12b-1 fees applicable to Class C Shares to the extent that the fund's investments in underlying ETFs with their own 12b-1 fees would otherwise cause the total 12b-1 fees paid directly or indirectly by the fund to exceed the limits set forth in applicable law or regulation.